EQUITY	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Equity [Abstract]
EQUITY

NOTE 7. EQUITY

Initial Public Offering (“IPO”)

On July 1 ,2021, the Company completed an IPO of common stock on the Nasdaq under the symbol “VRAR”, at a price of $7.00 per share.

The Company sold approximately 1.91 million shares of common stock and realized net proceeds (after underwriting, professional fees and listing expenses) of $11.82 million.

In connection with the IPO, and for services rendered, the underwriter was issued a warrant to purchase 87,500 shares of common stock at $7.00 per share. The warrant cannot be exercised prior to December 30, 2021, and expires in June 2026. The warrant is valued at approximately $520,000 based on the Black-Scholes options pricing model method with the following assumptions: 5 year expected term, 129% expected volatility, 0.87% risk-free rate and 0% expected dividend yield.

As stated in Note 6, in conjunction with the IPO, the outstanding convertible promissory Notes 1 and 2 were satisfied in full through the issuance of 324,150 shares of common stock. A loss of approximately $280,000 was recorded on this conversion at the time of the IPO.

THE GLIMPSE GROUP, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

SEPTEMBER 30, 2021 AND 2020

Common Stock Issued

Common stock sold to Investors

During the three months ended September 30, 2021, the Company sold approximately 1.91 million shares of common stock to investors at the IPO at a price of $7.00 per share, for total net proceeds of approximately $11.82 million.

During the three months ended September 30, 2020, the Company sold approximately 2,400 shares of common stock to investors at a price of $4.50 per share, for total net proceeds of approximately $10,800.

Common stock issued to Investors

During the three months ended September 30, 2021, in connection with the conversion of convertible promissory notes and in conjunction with the IPO, the Company issued 324,150 shares of common stock (see Note 6).

Common stock issued for Acquisition

During the three months ended September 30, 2021 the Company issued approximately 77,000 shares of common stock, valued at $0.75 million, as consideration for the acquisition of certain assets (see Note 4).

Common stock issued for Legacy Acquisition Obligation

During the three months ended September 30, 2021 the Company issued 375,000 shares of common stock to satisfy a legacy acquisition obligation of $750,000 (see Note 5). This was accomplished by settling outstanding stock options the acquiree had been granted at $2.00 per share.

Common stock issued to Vendors

During the three months ended September 30, 2021 and 2020, the Company issued approximately 6,000 and 6,700 shares of common stock, respectively, to various vendors for services performed and recorded share-based compensation of approximately $65,000 and $30,000, respectively (of which approximately $3,000 and $15,000 was unrecognized in the periods, respectively).

Common stock issued for Exercise of options

During the three months ended September 30, 2021, the Company issued approximately 17,000 shares of common stock upon exercise of the respective option grants, and realized cash proceeds of approximately $46,000.

Employee Stock-Based Compensation

The Company’s 2016 Equity Incentive Plan (the “Plan”), as amended, has 10 million common shares reserved for issuance. As of September 30, 2021, there were 5.64 million shares available for issuance under the Plan.

The Company recognizes compensation expense relating to awards ratably over the requisite period, which is generally the vesting period.

THE GLIMPSE GROUP, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

SEPTEMBER 30, 2021 AND 2020

Stock options have been recorded at their fair value. The Black-Scholes option-pricing model assumptions used to value the issuance of stock options under the Plan, are noted in the following table:

	Three Months Ended September 30, 2021	Three Months Ended September 30, 2020
Weighted average expected terms (in years)	5.4	5.1
Weighted average expected volatility	146.1%	117.3%
Weighted average risk-free interest rate	0.9%	0.3%
Expected dividend yield	0.0%	0.0%

The grant date fair value, for options granted during the three months ended September 30, 2021 and 2020 was approximately $0.61 million and $0.40 million, respectively.

The following is a summary of the Company’s stock option activity for the three months ended September 30, 2021 and 2020:

		Weighted Average
			Remaining
		Exercise	Contractual	Intrinsic
	Options	Price	Term (Yrs)	Value
Outstanding at July 1, 2021	4,740,910	$3.40	8.5	$7,893,467
Options Granted	94,666	7.11	9.9	423,923
Options Exercised	(392,394)	2.14	7.2	(3,720,795)
Options Forfeited / Cancelled	(82,838)	4.61	9.5	(563,393)
Outstanding at September 30, 2021	4,360,344	$3.58	8.6	$16,283,017
Exercisable at September 30, 2021	4,143,324	$3.47	8.5	$15,852,955

		Weighted Average
			Remaining
		Exercise	Contractual	Intrinsic
	Options	Price	Term (Yrs)	Value
Outstanding at July 1, 2020	4,092,593	$3.19	8.4	$5,553,916
Options Granted	108,324	4.50	9.9	-
Options Exercised	-	-	-	-
Options Forfeited / Cancelled	(16,809)	4.33	9.4	(2,828)
Outstanding at September 30, 2020	4,184,108	$3.22	8.4	$5,469,339
Exercisable at September 30, 2020	3,840,479	$3.14	8.4	$5,337,626

THE GLIMPSE GROUP, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

SEPTEMBER 30, 2021 AND 2020

The Company’s stock option-based expense for the three months ended September 30, 2021 and 2020 consisted of the following:

	Three Months Ended September 30, 2021	Three Months Ended September 30, 2020
Stock option-based expense :
Research and development expenses	$347,597	$403,912
General and administrative expenses	66,643	98,163
Sales and marketing expenses	127,992	99,300
Cost of goods sold	22,764	45,687
Board option expense	88,619	42,751
Total	$653,615	$689,813

During the year ended June 30, 2019, certain Company advisors received approximately $320,000 worth of Company stock options with an exercise price of $5.25/share and a three-year term, for potential services to be performed over a three-year period. Of the $320,000, $29,000 and $58,000 was categorized as a prepaid expense at September 30, 2021 and June 30, 2021, respectively. During the three months ended September 30, 2021 and 2020, the Company recognized approximately $29,000 for each period, as general and administration expense.

At September 30, 2021, total unrecognized compensation expense to employees, board members and vendors related to stock options was approximately $1.06 million and is expected to be recognized over a weighted average period of 1.85 years. At September 30, 2020, total unrecognized compensation expense related to stock options was approximately $1.19 million and was recognized over a weighted average period of 0.83 years.

The intrinsic value of stock options at September 30, 2021 was computed using a fair market value of the common stock of $7.29/share, as compared to $4.50/share at September 30, 2020.

NOTE 6. EQUITY

Common Stock and Preferred Stock

As of June 30, 2021, the Company had authorized 300 million shares of common stock, $0.001 par value per share and 20 million shares of preferred stock; 7.58 million and 7.04 million shares of common stock were issued and outstanding as of June 30, 2021 and 2020, respectively. 0 shares of preferred stock were issued and outstanding as of June 30, 2021 and 2020, respectively.

Sale of Common Stock

Common stock sold to Investors

During the years ended June 30, 2021 and 2020, the Company sold approximately 76,900 and 1,600 shares of common stock to investors at a price of $4.50/share, for total proceeds of approximately $346,000 and $7,000, respectively.

On July 1, 2021 the Company sold 1,912,500 shares of common stock in an initial public offering at a price of $7.00/share. See Note 13.

Common stock issued to Investors

During the year ended June 30, 2021, in connection with the conversion of convertible promissory notes the Company issued approximately 332,000 shares of common stock (see Note 9).

During the years ended June 30, 2021 and 2020, in connection with the issuance of convertible promissory notes, the Company issued approximately 74,000 and 102,000 shares of common stock, respectively (see Note 9).

Common stock issued to Vendors

During the years ended June 30, 2021 and 2020, the Company issued approximately 28,800 and 23,700 shares of common stock, respectively, to various vendors for services performed and recorded share-based compensation of approximately $134,400 and $101,500, respectively.

Common stock issued to satisfy Contingent Liabilities

During the year ended June 30, 2021 the Company issued approximately 13,000 shares of common stock to satisfy a contingent liability related to a prior acquisition with a fair market value of approximately $67,000 (see Note 7).

During the year ended June 30, 2020 the Company issued approximately 20,000 shares of common stock to satisfy a contingent liability related to a prior acquisition with a fair market value of approximately $92,000 (see Note 7).

Employee Stock-Based Compensation

In October 2016, the Company’s Board of Directors and its stockholders adopted The Glimpse Group, Inc. 2016 Equity Incentive Plan (the “Plan”).

Under the Plan, the Company grants stock options at exercise prices generally equal to the fair value of the common stock on the grant date. These options generally expire ten years after the grant date and vest, depending on the optionee, over a varying period of continuous service following the vesting commencement date of such option (ranging from zero to three years), unless the optionee’s continuous service with the Company is terminated earlier. Stock-based compensation expense is recognized evenly over the requisite service period.

THE GLIMPSE GROUP, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2021 AND 2020

The Plan is administered by the Company’s Chief Executive Officer (“CEO”) and Chief Financial Officer (“CFO”), who determine the recipients and the terms of the awards granted, subject to the approval of the Company’s Board of Directors. The Plan provides that awards granted may be options, restricted stock, restricted stock units or other stock based awards (collectively the “Awards”). Stock option awards may be either incentive stock options or nonqualified options. The Awards may be granted to eligible employees, directors, service providers, consultants and advisers.

As of June 30, 2020 an aggregate of up to 5 million shares of common stock were reserved for issuance under the Plan, with 0.91 million available for issuance.

In January and April 2021, the Company amended its 2016 Equity Incentive Plan (the “Plan”), increasing the amount of common shares reserved for issuance from 5 million to 10 million. As of June 30, 2021, there were 5.26 million shares available for issuance under the Plan.

In addition, the share reserve will automatically increase on January 1 of each calendar year, for the period beginning on January 1, 2022 and ending on (and including) January 1, 2030 (each, an “Evergreen Date”) in an amount equal to five percent (5%) of the total number of shares of the Company’s common stock outstanding on December 31st immediately preceding the applicable Evergreen Date (the “Evergreen Increase”). Notwithstanding the foregoing, the Board may act prior to the Evergreen Date of a given year to provide that there will be no Evergreen Increase for such year, or that the Evergreen Increase for such year will be a lesser number of shares of the Company’s common stock than would otherwise occur pursuant to the aforementioned. Any shares of stock delivered under the Plan shall consist of authorized and unissued shares or treasury shares. There were no other significant changes to the incentive plan.

The Company recognizes compensation expense relating to awards ratably over the requisite period, which is generally the vesting period.

Stock options have been recorded at their fair value. The Black-Scholes option-pricing model assumptions used to value the issuance of stock options under the Plan, are noted in the following table:

	Year Ended June, 2021	Year Ended June, 2020
Weighted average expected terms (in years)	5.3	5.3
Weighted average expected volatility	126.6%	117.3%
Weighted average risk-free interest rate	0.5%	1.4%
Expected dividend yield	0%	0%

The grant date fair value, for options granted during the year ended June 30, 2021 was approximately $2.94 million.

The grant date fair value, for options granted during the year ended June 30, 2020 was approximately $2.70 million.

THE GLIMPSE GROUP, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2021 AND 2020

The following is a summary of the Company’s stock option activity for the years ended June 30, 2021 and 2020:

		Weighted Average
			Remaining
		Exercise	Contractual	Intrinsic
	Options	Price	Term (Yrs)	Value
Outstanding at July 1, 2019	3,408,452	$2.97	8.5	$3,721,339
Options Granted	766,455	4.26	9.5	182,328
Options Exercised	-	-	-	-
Options Forfeited / Cancelled	(82,314)	3.84	9.6	(53,977)
Outstanding at June 30, 2020	4,092,593	$3.19	8.4	$5,553,916
Exercisable at June 30, 2020	3,581,514	$3.06	8.3	$5,365,512

		Weighted Average
			Remaining
		Exercise	Contractual	Intrinsic
	Options	Price	Term (Yrs)	Value
Outstanding at July 1, 2020	4,092,593	$3.19	8.4	$5,553,916
Options Granted	766,419	4.66	9.7	383,210
Options Exercised	-	-	-	-
Options Forfeited / Cancelled	(118,102)	4.28	8.9	(89,956)
Outstanding at June 30, 2021	4,740,910	$3.40	8.5	$7,893,467
Exercisable at June 30, 2021	4,346,734	$3.29	8.4	$7,659,692

The Company’s stock option-based expense for the years ended June 30, 2021 and 2020 consisted of the following:

	Year Ended June 30, 2021	Year Ended June 30, 2020
Stock option-based expense :
Research and development expenses	$1,381,168	$1,266,911
General and administrative expenses	$373,506	570,765
Sales and marketing expenses	$477,561	293,226
Cost of goods sold	$526,156	236,825
Board option expense	$187,096	182,794
Total	$2,945,487	$2,550,521

During the year ended June 30, 2019, certain Company advisors received $0.31 million worth of Company stock options with an exercise price of $5.25/share and a three-year term, for potential services to be performed over a three-year period. Of the $0.31 million, $0.06 million and $0.17 million was categorized as a prepaid expense at June 30, 2021 and 2020, respectively. During the years ended June 30, 2021 and 2020, the Company recognized approximately $116,000 for each period, as general and administration expense.

At June 30, 2021, total unrecognized compensation expense to employees, board members and vendors related to stock options was approximately $1.50 million and is expected to be recognized over a weighted average period of 1.1 years. At June 30, 2020, total unrecognized compensation expense related to stock options was approximately $1.62 million and was expected to be recognized over a weighted average period of 1.02 years.

The intrinsic value of stock options as of June 30, 2021 was computed using a fair market value of the common stock of $5.00/share, as compared to $4.50/share as of June 30, 2020.

THE GLIMPSE GROUP, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2021 AND 2020